UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RLR Capital Partners, LP
Address: 152 West 57th Street, 21st Fl
         New York, NY  10019

13F File Number:  28-12241

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Megan M. Garufi
Title:     Chief Financial Officer
Phone:     (212) 903-2760

Signature, Place, and Date of Signing:

       /s/  Megan M. Garufi     New York, NY     February 08, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     17

Form13F Information Table Value Total:     $173,378 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1 800 FLOWERS COM              CL A             68243Q106    13817  1582659 SH       SOLE                  1582659        0        0
ARMSTRONG WORLD INDS INC NEW   COM              04247X102     5527   137800 SH       SOLE                   137800        0        0
C&D TECHNOLOGIES INC           COM              124661109     4201   635510 SH       SOLE                   635510        0        0
CKE RESTAURANTS INC            COM              12561E105    14399  1090850 SH       SOLE                  1090850        0        0
FLOW INTL CORP                 COM              343468104     2197   235700 SH       SOLE                   235700        0        0
GOODMAN GLOBAL INC             COM              38239A100    21448   874000 SH       SOLE                   874000        0        0
GREENFIELD ONLINE INC          COM              395150105     7539   516031 SH       SOLE                   516031        0        0
GRUPO TELEVISA SA DE CV        SP ADR REP ORD   40049J206     2833   119200 SH       SOLE                   119200        0        0
HYPERCOM CORP                  COM              44913M105    16740  3361445 SH       SOLE                  3361445        0        0
KENNAMETAL INC                 COM              489170100    11358   300000 SH       SOLE                   300000        0        0
LODGENET ENTMT CORP            COM              540211109    12271   703606 SH       SOLE                   703606        0        0
PHI INC                        COM NON VTG      69336T205     3222   103874 SH       SOLE                   103874        0        0
SAPIENT CORP                   COM              803062108    21101  2395076 SH       SOLE                  2395076        0        0
TEKELEC                        COM              879101103     9514   761148 SH       SOLE                   761148        0        0
TRANE INC                      COM              892893108     1163    24900 SH  PUT  SOLE                    24900        0        0
TRANE INC                      COM              892893108    13628   291750 SH       SOLE                   291750        0        0
TRONOX INC                     COM CL B         897051207    12420  1435800 SH       SOLE                  1435800        0        0